Equity and Net Loss per Share (Details) - Schedule of Weighted Average Shares Outstanding - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net income/(loss)	$ 39,301	$ (396,744)		$ 161,353
Net income/(loss) attributable to noncontrolling interests	33,432	(349,139)		137,081		$ (383,326)
Net income/(loss) available to Class A common stock	$ 5,869	$ (47,605)		$ 24,272		$ (47,604)
Denominator:
Weighted average Class A common stock outstanding – basic (in Shares)	12,079,955	8,514,245		11,640,446		8,514,245
Weighted average Class A common stock outstanding – diluted (in Shares)	12,303,698	8,514,245		11,888,104		8,514,245
Net income/(loss) per Class A common share – basic (in Dollars per share)	$ 0.49	$ (5.59)		$ 2.09		$ (5.59)
Net income/(loss) per Class A common share – diluted: (in Dollars per share)	$ 0.39	$ (5.59)		$ 1.52		$ (5.59)